Note 21 - Deferred Income Tax	12 Months Ended
Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Note 21 - Deferred Income Tax

21                 Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilities during the year are as follows:

Deferred tax liabilities

(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible and Other	Total
At the beginning of the year	651,339	19,396	118,062	788,797
Translation differences	1,644	-	253	1,897
Increase due to business combinations	89,306	-	43,397	132,703
Charged to other comprehensive income	-	-	(1,194)	(1,194)
Income statement (credit)	(39,874)	(4,141)	(34,725)	(78,740)
At December 31, 2020	702,415	15,255	125,793	843,463

(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible and Other	Total
At the beginning of the year	710,995	25,048	46,532	782,575
Translation differences	(347)	-	(4)	(351)
Increase due to business combinations	5,621	-	11,209	16,830
Charged to other comprehensive income	-	-	423	423
Income statement charge / (credit)	(64,930)	(5,652)	59,902	(10,680)
At December 31, 2019	651,339	19,396	118,062	788,797

Deferred tax assets

(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)
Translation differences	1,804	513	1,996	644	4,957
Increase due to business combinations	(7,452)	(24,580)	(33,598)	(34,974)	(100,604)
Charged to other comprehensive income	-	-	-	(1,952)	(1,952)
Income statement charge / (credit)	4,093	31,534	(65,715)	10,930	(19,158)
At December 31, 2020	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)

(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(16,116)	(86,585)	(396,257)	(86,184)	(585,142)
Translation differences	362	306	497	286	1,451
Increase due to business combinations	(1,160)	(1,413)	(1,172)	(2,238)	(5,983)
Charged to other comprehensive income	-	-	-	(1,261)	(1,261)
Income statement charge / (credit)	(2,739)	(5,712)	14,100	(92,209)	(86,560)
At December 31, 2019	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)

In 2019 the effect of the adoption of IFRS 16 has been recognized as “Other” both for deferred tax assets and liabilities.

Deferred tax assets related to taxable losses of Tenaris subsidiaries are recognized to the extent it is considered probable that future taxable profits will be available against which such losses can be utilized in the foreseeable future. This amount includes $438.8 million related to U.S. subsidiaries mainly due to the recognition of accelerated fiscal depreciations, as well as the amounts related to the acquisition of IPSCO. The U.S. subsidiaries have incurred in fiscal losses in the past years. The remaining balance mainly corresponds to Tenaris’s Colombian, Japanese, Canadian and Saudi Arabian subsidiaries. These subsidiaries have incurred in fiscal losses in the past one or two years. Tenaris has concluded that these deferred tax assets will be recoverable based on the business plans and budgets.

The expiration dates of the recognized tax losses in less than 1 year, between 2 and 5 years and in more than 5 years is approximately 0%, 1.7% and 98.3% respectively.

As of December 31, 2020, the net unrecognized deferred tax assets amounted to $173.7 million. The expiration dates of the unrecognized tax losses less than 1 year, between 2 and 5 years and more than 5 years is approximately 4.6%, 17.1% and 78.3% respectively.

The estimated recovery analysis of deferred tax assets and deferred tax liabilities is as follows:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019
Deferred tax assets to be recovered after 12 months	(640,603)	(538,274)
Deferred tax liabilities to be settled after 12 months	840,892	766,852

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019
Deferred tax assets	(205,590)	(225,680)
Deferred tax liabilities	254,801	336,982
	49,211	111,302

The movement in the net deferred income tax liability account is as follows:

	Year ended December 31,
	2020	2019
At the beginning of the year	111,302	197,433
Translation differences	6,854	1,100
Increase due to business combinations	32,099	10,847
Charged to other comprehensive income	(3,146)	(838)
Income statement (credit)	(97,898)	(97,240)
At the end of the year	49,211	111,302